Employee Cost - Summary of Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Remeasurements (gains) / losses
Total recognised in other comprehensive income	$ (24.1)	₨ (1,980.0)	₨ 70,834.7	₨ (72,858.7)
Pension benefits [Member]
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	(0.1)	(11.0)	(110.1)	(355.9)
Actuarial (gains) / losses arising from changes in demographic assumptions	(0.3)	(22.4)	68.1	(24.6)
Actuarial (gains) / losses arising from changes in financial assumptions	2.0	165.7	217.3	(0.6)
Asset Ceiling	0.1	6.8	41.9	29.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	4.8	395.9	735.0	(129.8)
Total recognised in other comprehensive income	6.5	535.0	952.2	(481.7)
Total recognized in consolidated statement of comprehensive income	20.9	1,714.9	2,234.3	496.6
Post retirement medical benefits [Member]
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	0.0	0.0
Actuarial (gains) / losses arising from changes in demographic assumptions	0.1	4.3	69.5	0.0
Actuarial (gains) / losses arising from changes in financial assumptions	1.9	156.3	320.0	57.9
Asset Ceiling	0.0	0.0
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	2.5	206.9	329.3	2.8
Total recognised in other comprehensive income	4.5	367.5	718.8	60.7
Total recognized in consolidated statement of comprehensive income	$ 13.9	₨ 1,136.3	₨ 1,161.2	₨ 247.4